Earnings/(Loss) per Common Share	12 Months Ended
Dec. 31, 2017
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
EARNINGS/(LOSS) PER COMMON SHARE

NOTE 20: EARNINGS/(LOSS) PER COMMON SHARE

Basic and diluted net earnings per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings per share for each of the years ended December 31, 2017, 2016 and 2015, are as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net income attributable to Navios Logistics’ stockholders	$3,105	$10,157	$22,238

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings per share from continuing operations:
Basic and diluted	$0.16	$0.51	$1.11

At December 31, 2017, 2016 and 2015, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings per share.